Faegre Drinker Biddle & Reath LLP

191 N. Wacker Drive, Ste. 3700

Chicago, IL 60606-1698

(312) 569-1100 (Phone)

(312) 569-3107 (Facsimile)

www.faegredrinker.com

July 30, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Community Capital Trust File Nos. 333-71703 and 811-09221

Ladies and Gentlemen:

On behalf of Community Capital Trust (the “Registrant”) transmitted herewith for filing pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (“1933 Act”) is Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) under the 1933 Act and the Investment Company Act of 1940, as amended.

The Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act to amend certain disclosures relating to the CCM Community Impact Bond Fund (formally “The Community Reinvestment Act Qualified Investment Fund”) (the “Fund”). The material changes relate to the Fund’s investment objectives, strategies and policies under Rule 35d-1 (the “Investment Company Names” Rule) of the 1940 Act. The Fund’s name change became effective on March 1, 2021. The changes to the Fund’s strategies and policy became effective May 1, 2021, and the changes to the Fund’s objectives became effective May 21, 2021.

Changes to update financial and other non-material information for the Fund will be made as part of the annual updating process for all of the series of the Trust in a 485(b) amendment anticipated to be filed on or about September 28, 2021 with an effective date of October 1, 2021.

Questions and comments concerning the Amendment may be directed to the undersigned at (312) 569-1872.

Sincerely yours,

/s/ Kellilyn Greco
Kellilyn Greco

Enclosure